Capital structure, Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Equity compensation reserve [Abstract]
Share based payment expensed/capitalised	$ 2,626	$ 2,331	$ 1,917
Fair value of unlisted options exercised		(5,689)	(272)
Foreign currency translation reserve [Abstract]
Foreign currency translation differences for foreign operations	(2,523)	(9,361)	(1,786)
Total reserves	(5,438)	(4,438)	6,921
Equity Compensation Reserve [Member]
Equity compensation reserve [Abstract]
Balance at the beginning of period	5,755	7,753	6,255
Share based payment expensed/capitalised	2,626	2,331	1,917
Fair value of unlisted options exercised	0	(3,317)	0
Fair value of performance rights vested	(1,103)	(1,012)	(419)
Balance at the end of the financial period	7,278	5,755	7,753
Foreign Currency Translation Reserve [Member]
Foreign currency translation reserve [Abstract]
Balance at the beginning of period	(10,193)	(832)	954
Foreign currency translation differences for foreign operations	(2,523)	(9,361)	(1,786)
Balance at the end of the financial period	$ (12,716)	$ (10,193)	$ (832)